Note 7 - Equity (Deficit) - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Balances			$ 31,131	$ (9,382)
Issuance of ordinary shares			26,395	5,429
Share-based compensation			4,306
Foreign currency translation adjustment gain (loss)	$ (2)	$ 225	51	31
Net loss	(13,599)	(7,620)	(30,261)	(15,447)
Share-based compensation				1,287
Capital injection shared by noncontrolling interests
Balances	$ 31,622	$ (18,082)	$ 31,622	$ (18,082)
Common Stock [Member]
Balances (in shares)			27,885,613	23,184,612
Balances			$ 3	$ 2
Issuance of ordinary shares (in shares)			2,228,975	309,868
Issuance of ordinary shares
Share-based compensation (in shares)			3,293	100,000
Share-based compensation
Foreign currency translation adjustment gain (loss)
Net loss
Share-based compensation
Capital injection shared by noncontrolling interests
Balances (in shares)	30,117,881	23,594,480	30,117,881	23,594,480
Balances	$ 3	$ 2	$ 3	$ 2
Additional Paid-in Capital [Member]
Balances			246,979	170,950
Issuance of ordinary shares			26,395	5,429
Share-based compensation			4,244
Foreign currency translation adjustment gain (loss)
Net loss
Share-based compensation				1,287
Capital injection shared by noncontrolling interests				(578)
Balances	277,618	177,088	277,618	177,088
Retained Earnings [Member]
Balances			(216,845)	(178,760)
Issuance of ordinary shares
Share-based compensation
Foreign currency translation adjustment gain (loss)
Net loss			(28,837)	(14,645)
Share-based compensation
Capital injection shared by noncontrolling interests
Balances	(245,682)	(193,405)	(245,682)	(193,405)
AOCI Attributable to Parent [Member]
Balances			140	42
Issuance of ordinary shares
Share-based compensation
Foreign currency translation adjustment gain (loss)			57	34
Net loss
Share-based compensation
Capital injection shared by noncontrolling interests
Balances	197	76	197	76
Parent [Member]
Balances			30,277	(7,766)
Issuance of ordinary shares			26,395	5,429
Share-based compensation			4,244
Foreign currency translation adjustment gain (loss)			57	34
Net loss			(28,837)	(14,645)
Share-based compensation				1,287
Capital injection shared by noncontrolling interests				(578)
Balances	32,136	(16,239)	32,136	(16,239)
Noncontrolling Interest [Member]
Balances			854	(1,616)
Issuance of ordinary shares
Share-based compensation			62
Foreign currency translation adjustment gain (loss)			(6)	(3)
Net loss			(1,424)	(802)
Share-based compensation
Capital injection shared by noncontrolling interests				578
Balances	$ (514)	$ (1,843)	$ (514)	$ (1,843)